Other Financial Instruments and Fair Value Measurements (Details 1) (Indefinite-Lived Trademark [Member], Significant Unobservable Inputs (Level 3) [Member], USD $) In Thousands	12 Months Ended		12 Months Ended
	Apr. 30, 2010 Nonfinancial Assets Adjusted To Fair Value in the Prior Year [Member]	Apr. 30, 2009 Nonfinancial Assets Adjusted To Fair Value in the Prior Year [Member]	Apr. 30, 2011		Apr. 30, 2010
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Trademarks	$ 14,552	$ 21,370	$ 8,341	[1]	$ 11,896	[1]
Indefinite-lived trademark, Fair Value Adjustment	(9,133)		(4,065)	[1]
Indefinite-lived trademark, Other Adjustments	$ 2,315		$ 510	[1]

[1]	The Company utilized Level 3 inputs to estimate the fair value of the nonfinancial assets. For additional information, see Note F: Goodwill and Other Intangible Assets.